UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04193
RSI Retirement Trust
(Exact name of registrant as specified in charter)
150 East 42nd Street New York, NY		10017
(Address of principal executive offices)		(Zip code)
150 East 42nd Street New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		800-772-3615

Date of fiscal year end:	September 30, 2005

Date of reporting period:	December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

RSI Retirement Trust
Core Equity Fund
Statement of Investments	December 31, 2004
(Unaudited)

Shares or Principal Amount	Security Description	Value

COMMON STOCKS (98.3%):
CONSUMER DISCRETIONARY (14.3%):
1,536	AutoNation, Inc. *	$29,507
469	AutoZone, Inc. *	42,824
1,711	Bed Bath & Beyond, Inc. * (a)	68,149
1,852	Best Buy Co., Inc.	110,046
679	Big Lots, Inc. *	8,236
419	Black & Decker Corp. (The)	37,010
504	Brunswick Corp.	24,948
38,551	Carnival Corp. (a)	2,221,695
678	Centex Corp.	40,395
1,094	Circuit City Stores, Inc.	17,110
3,305	Clear Channel Communications, Inc.	110,684
20,150	Coach, Inc. *	1,136,460
12,613	Comcast Corp., Class A *	419,761
392	Cooper Tire & Rubber Co.	8,448
792	Dana Corp.	13,725
897	Darden Restaurants, Inc. (a)	24,883
3,240	Delphi Corp.	29,225
458	Dillard’s, Inc., Class A (a)	12,306
1,927	Dollar General Corp.	40,024
444	Dow Jones & Co., Inc. (a)	19,119
1,613	Eastman Kodak Co.	52,019
11,513	eBay, Inc. *	1,338,732
948	Family Dollar Stores, Inc. (a)	29,606
937	Federated Department Stores, Inc.	54,149
10,430	Ford Motor Co.	152,695
770	Fortune Brands, Inc.	59,429
1,401	Gannett Co., Inc.	114,462
5,065	Gap, Inc. (The)	106,973
3,143	General Motors Corp.	125,909
961	Genuine Parts Co.	42,342
1,070	Goodyear Tire & Rubber Co. *	15,686
1,721	Harley-Davidson, Inc.	104,551
635	Harrah’s Entertainment, Inc.	42,475
1,060	Hasbro, Inc.	20,543
2,221	Hilton Hotels Corp.	50,506
12,418	Home Depot, Inc. (The)	530,745
2,004	International Game Technology	68,898
2,413	Interpublic Group of Cos., Inc. *	32,334
42,313	J.C. Penney Co., Inc.	1,751,758
1,096	Johnson Controls, Inc.	69,530
745	Jones Apparel Group, Inc.	27,245
314	KB Home	32,782
437	Knight-Ridder, Inc.	29,253
1,966	Kohl’s Corp. *	96,668
1,184	Leggett & Platt, Inc.	33,661
2,312	Limited Brands, Inc.	53,222

627	Liz Claiborne, Inc.	26,466
23,585	Lowe’s Cos., Inc.	1,358,260
1,255	Marriott International, Inc., Class A	79,040
2,366	Mattel, Inc. (a)	46,113
1,626	May Department Stores Co. (The)	47,804
424	Maytag Corp.	8,946
7,094	McDonald’s Corp.	227,434
1,076	McGraw-Hill Cos., Inc. (The)	98,497
332	Meredith Corp.	17,994
798	New York Times Co. (The), Class A	32,558
1,532	Newell Rubbermaid, Inc.	37,059
113,600	News Corp., Class A	2,119,776
25,574	Nike, Inc., Class B	2,319,307
807	Nordstrom, Inc.	37,711
1,816	Office Depot, Inc. *	31,526
390	OfficeMax, Inc.	12,238
1,069	Omnicom Group, Inc.	90,138
722	Pulte Homes, Inc.	46,064
905	RadioShack Corp.	29,756
294	Reebok International Ltd.	12,936
884	Reynolds American, Inc.	69,482
1,259	Sears, Roebuck & Co.	64,247
774	Sherwin-Williams Co.	34,544
290	Snap-on, Inc.	9,964
468	Stanley Works Co. (The)	22,927
2,773	Staples, Inc.	93,478
24,451	Starbucks Corp. *	1,524,764
1,143	Starwood Hotels & Resorts Worldwide, Inc. (a)	66,751
5,080	Target Corp. (a)	263,804
769	Tiffany & Co.	24,585
25,954	Time Warner, Inc. *	504,546
2,744	TJX Cos., Inc. (The)	68,957
1,324	Toys “R” Us, Inc. *	27,102
1,831	Tribune Co.	77,158
32,450	Univision Communications, Inc. *	949,812
617	V.F. Corp. (a)	34,169
9,618	Viacom, Inc., Class B	349,999
773	Visteon Corp.	7,552
23,966	Wal-Mart Stores, Inc.	1,265,884
11,509	Walt Disney Co. (The)	319,950
658	Wendy’s International, Inc.	25,833
359	Whirlpool Corp.	24,846
1,659	Yum! Brands, Inc.	78,272
		22,038,977

CONSUMER STAPLES (9.2%):
243	Adolph Coors Co., Class B	18,388
488	Alberto-Culver Co., Class B	23,702
2,049	Albertson’s, Inc.	48,930
11,622	Altria Group, Inc.	710,104
4,519	Anheuser-Busch Cos., Inc.	229,249
3,705	Archer Daniels Midland Co.	82,659
24,379	Avon Products, Inc.	943,467
710	Brown-Forman Corp., Class B	34,563
2,341	Campbell Soup Co. (a)	69,972
869	Clorox Co. (The)	51,210
13,693	Coca-Cola Co. (The)	570,040
2,683	Coca-Cola Enterprises, Inc.	55,941
2,992	Colgate-Palmolive Co.	153,071

2,985	ConAgra Foods, Inc.	87,908
2,605	Costco Wholesale Corp.	126,108
2,216	CVS Corp.	99,875
2,088	General Mills, Inc.	103,794
41,588	Gillette Co. (The) (a)	1,862,310
1,948	H.J. Heinz Co.	75,953
1,444	Hershey Foods Corp.	80,200
2,325	Kellogg Co.	103,835
2,782	Kimberly-Clark Corp.	183,083
4,157	Kroger Co. (The) *	72,914
831	McCormick & Co., Inc.	32,077
1,388	Pepsi Bottling Group, Inc. (The)	37,532
46,999	PepsiCo, Inc.	2,453,347
1,022	Plum Creek Timber Co., Inc.	39,286
50,361	Procter & Gamble Co.	2,773,883
2,505	Safeway, Inc. *	49,449
4,388	Sara Lee Corp.	105,926
794	SUPERVALU, Inc.	27,409
3,619	Sysco Corp. (a)	138,137
911	UST, Inc.	43,828
46,842	Walgreen Co. (a)	1,797,328
12,752	William Wrigley Jr. Co. (a)	882,311
		14,167,789

ENERGY (7.6%):
500	Amerada Hess Corp.	41,190
1,366	Anadarko Petroleum Corp.	88,530
23,560	Apache Corp.	1,191,429
356	Ashland, Inc.	20,783
1,848	Baker Hughes, Inc. (a)	78,854
957	BJ Services Co.	44,539
2,180	Burlington Resources, Inc.	94,830
11,970	ChevronTexaco Corp. (a)	628,545
3,914	ConocoPhillips	339,853
2,796	Devon Energy Corp. (a)	108,820
667	EOG Resources, Inc.	47,597
67,116	Exxon Mobil Corp.	3,440,366
2,524	Halliburton Co. (a)	99,042
895	Kerr-McGee Corp.	51,722
1,970	Marathon Oil Corp.	74,092
878	Nabors Industries Ltd. *	45,033
26,552	Noble Corp. *	1,320,696
2,255	Occidental Petroleum Corp.	131,602
627	Rowan Cos., Inc. *	16,239
21,806	Schlumberger Ltd.	1,459,912
22,700	Smith International, Inc. *	1,235,107
414	Sunoco, Inc. (a)	33,828
1,772	Transocean, Inc. *	75,115
1,525	Unocal Corp.	65,941
1,430	Valero Energy Corp.	64,922
25,100	XTO Energy, Inc.	888,038
		11,686,625

FINANCIALS (16.3%):
1,658	ACE Ltd.	70,880
20,089	AFLAC, Inc. (a)	800,346
3,898	Allstate Corp. (The)	201,605
613	Ambac Financial Group, Inc.	50,346
7,067	American Express Co. (a)	398,367
14,717	American International Group, Inc.	966,465

2,041	AmSouth Bancorp.	52,862
1,789	Aon Corp.	42,686
528	Apartment Investment & Management Co.	20,349
1,000	Archstone-Smith Trust	38,300
22,890	Bank of America Corp.	1,075,601
4,462	Bank of New York Co., Inc.	149,120
3,205	BB&T Corp.	134,770
566	Bear Stearns Cos., Inc.	57,907
1,317	Capital One Financial Corp.	110,905
7,641	Charles Schwab Corp.	91,386
1,051	Chubb Corp.	80,822
1,019	Cincinnati Financial Corp.	45,101
1,200	CIT Group, Inc.	54,984
85,885	Citigroup, Inc. (a)	4,137,940
1,070	Comerica, Inc.	65,291
500	Compass Bancshares, Inc.	24,335
3,230	Countrywide Financial Corp.	119,542
2,100	E*TRADE Financial Corp. *	31,395
2,363	Equity Office Properties Trust	68,811
1,627	Equity Residential (a)	58,865
5,485	Fannie Mae	390,587
725	Federated Investors, Inc.	22,040
3,264	Fifth Third Bancorp	154,322
740	First Horizon National Corp.	31,901
34,376	Franklin Resources, Inc. (a)	2,394,288
3,844	Freddie Mac (a)	283,303
29,552	Golden West Financial Corp.	1,815,084
2,744	Goldman Sachs Group, Inc. (The) (a)	285,486
1,685	Hartford Financial Services Group, Inc.	116,787
1,527	Huntington Bancshares, Inc.	37,839
20,182	J.P. Morgan Chase & Co.	787,300
1,397	Janus Capital Group, Inc.	23,484
747	Jefferson-Pilot Corp.	38,814
2,309	KeyCorp	78,275
1,515	Lehman Brothers Holdings, Inc.	132,532
986	Lincoln National Corp.	46,026
1,038	Loews Corp.	72,971
735	M&T Bank Corp.	79,262
2,956	Marsh & McLennan Cos., Inc.	97,252
1,318	Marshall & Ilsley Corp.	58,256
868	MBIA, Inc.	54,927
7,230	MBNA Corp.	203,814
2,760	Mellon Financial Corp.	85,864
42,218	Merrill Lynch & Co., Inc.	2,523,370
4,149	MetLife, Inc.	168,076
557	MGIC Investment Corp. (a)	38,383
896	Moody’s Corp.	77,818
6,224	Morgan Stanley	345,556
3,895	National City Corp.	146,257
2,671	North Fork Bancorp., Inc.	77,058
1,670	PNC Financial Services Group, Inc.	95,925
1,761	Principal Financial Group, Inc.	72,095
1,144	Progressive Corp. (The)	97,057
998	ProLogis	43,243
1,637	Providian Financial Corp. *	26,961
2,843	Prudential Financial, Inc.	156,251
2,621	Regions Financial Corp.	93,281

724	SAFECO Corp.	37,822
1,284	Simon Property Group, Inc.	83,036
2,433	SLM Corp.	129,898
1,765	Sovereign Bancorp, Inc.	39,801
3,731	St. Paul Travelers Cos., Inc. (The)	138,308
1,922	State Street Corp.	94,409
2,045	SunTrust Banks, Inc.	151,085
2,012	Synovus Financial Corp.	57,503
725	T. Rowe Price Group, Inc.	45,095
562	Torchmark Corp.	32,113
10,509	U.S. Bancorp	329,142
1,676	UnumProvident Corp.	30,067
9,050	Wachovia Corp.	476,030
4,883	Washington Mutual, Inc.	206,453
9,557	Wells Fargo & Co.	593,968
20,975	Willis Group Holdings Ltd.	863,541
812	XL Capital Ltd., Class A	63,052
20,582	Zions Bancorp	1,400,193
		24,972,242

HEALTH CARE (15.6%):
66,331	Abbott Laboratories (a)	3,094,340
12,427	Aetna, Inc.	1,550,268
772	Allergan, Inc.	62,586
547	AmerisourceBergen Corp.	32,098
24,597	Amgen, Inc. *	1,577,898
1,195	Applera Corp. (Applied Biosystems Group)	24,987
255	Bausch & Lomb, Inc.	16,437
3,433	Baxter International, Inc.	118,576
1,395	Becton, Dickinson & Co.	79,236
31,535	Biogen Idec, Inc. * (a)	2,100,546
1,569	Biomet, Inc.	68,079
4,796	Boston Scientific Corp. *	170,498
11,060	Bristol-Myers Squibb Co. (a)	283,357
592	C.R. Bard, Inc.	37,876
2,381	Cardinal Health, Inc.	138,455
2,600	Caremark Rx, Inc. *	102,518
1,049	Chiron Corp. *	34,963
736	CIGNA Corp.	60,036
6,468	Eli Lilly & Co.	367,059
425	Express Scripts, Inc., Class A *	32,487
2,111	Forest Laboratories, Inc. *	94,699
1,282	Genzyme Corp. *	74,446
39,760	Gilead Sciences, Inc. *	1,391,202
1,802	Guidant Corp.	129,924
2,408	HCA, Inc. (a)	96,224
1,401	Health Management Associates, Inc., Class A	31,831
833	Hospira, Inc. *	27,906
879	Humana, Inc. *	26,098
1,296	IMS Health, Inc.	30,080
41,900	IVAX Corp. *	662,858
44,753	Johnson & Johnson	2,838,235
1,409	King Pharmaceuticals, Inc. *	17,472
797	Laboratory Corp. of America Holdings *	39,707
495	Manor Care, Inc.	17,538
1,639	McKesson Corp.	51,563
1,505	Medco Health Solutions, Inc. *	62,608
1,414	MedImmune, Inc. * (a)	38,334

47,823	Medtronic, Inc.	2,375,368
12,508	Merck & Co., Inc. (a)	402,007
325	Millipore Corp. *	16,188
1,500	Mylan Laboratories, Inc.	26,520
32,100	Novartis AG - ADR	1,622,334
42,644	Pfizer, Inc.	1,146,697
602	Quest Diagnostics, Inc. (a)	57,521
8,308	Schering-Plough Corp.	173,471
1,994	St. Jude Medical, Inc. *	83,608
2,258	Stryker Corp.	108,949
2,696	Tenet Healthcare Corp. *	29,602
19,486	UnitedHealth Group, Inc.	1,715,353
619	Watson Pharmaceuticals, Inc. *	20,309
1,705	WellPoint, Inc. *	196,075
7,545	Wyeth	321,342
1,408	Zimmer Holdings, Inc. *	112,809
		23,991,178

INDUSTRIALS (12.3%):
4,401	3M Co.	361,190
1,830	Allied Waste Industries, Inc. *	16,982
1,117	American Power Conversion Corp.	23,904
1,222	American Standard Cos., Inc. *	50,493
1,120	Apollo Group, Inc., Class A *	90,395
637	Avery Dennison Corp.	38,201
4,745	Boeing Co. (The)	245,649
2,086	Burlington Northern Santa Fe Corp.	98,689
1,903	Caterpillar, Inc.	185,562
5,968	Cendant Corp.	139,532
938	Cintas Corp.	41,141
514	Cooper Industries Ltd.	34,895
1,228	CSX Corp.	49,218
277	Cummins, Inc.	23,210
21,844	Danaher Corp.	1,254,064
1,398	Deere & Co.	104,011
724	Delta Air Lines, Inc. *	5,416
1,153	Dover Corp.	48,357
902	Eaton Corp. (a)	65,269
2,374	Emerson Electric Co.	166,417
737	Equifax, Inc.	20,710
12,918	FedEx Corp.	1,272,294
445	Fluor Corp.	24,257
1,117	General Dynamics Corp.	116,838
172,427	General Electric Co.	6,293,585
685	Goodrich Corp.	22,358
899	H&R Block, Inc.	44,051
4,942	Honeywell International, Inc. (a)	174,996
1,692	Illinois Tool Works, Inc.	156,815
944	Ingersoll-Rand Co. Ltd.	75,803
517	ITT Industries, Inc.	43,661
606	L-3 Communications Holdings, Inc.	44,383
2,710	Lockheed Martin Corp.	150,541
2,438	Masco Corp. (a)	89,060
650	Monster Worldwide, Inc. *	21,866
356	Navistar International Corp. *	15,657
2,205	Norfolk Southern Corp.	79,799
2,042	Northrop Grumman Corp.	111,003
1,045	PACCAR, Inc.	84,102
729	Pall Corp. (a)	21,105

689	Parker-Hannifin Corp.	52,185
1,262	Pitney Bowes, Inc.	58,405
555	Power-One, Inc. *	4,951
1,212	R.R. Donnelley & Sons Co.	42,771
2,464	Raytheon Co.	95,677
1,038	Robert Half International, Inc.	30,548
1,034	Rockwell Automation, Inc.	51,235
997	Rockwell Collins, Inc.	39,322
324	Ryder System, Inc.	15,477
4,427	Southwest Airlines Co.	72,072
805	Textron, Inc.	59,409
62,534	Tyco International Ltd.	2,234,965
1,500	Union Pacific Corp.	100,875
32,576	United Parcel Service, Inc.	2,783,944
12,457	United Technologies Corp.	1,287,431
510	W.W. Grainger, Inc. (a)	33,976
3,254	Waste Management, Inc.	97,425
		18,966,147

INFORMATION TECHNOLOGY (19.0%):
4,568	ADC Telecommunications, Inc. * (a)	12,242
1,343	Adobe Systems, Inc.	84,260
2,016	Advanced Micro Devices, Inc. *	44,392
719	Affiliated Computer Services, Inc., Class A *	43,277
2,809	Agilent Technologies, Inc. *	67,697
2,053	Altera Corp. *	42,497
2,139	Analog Devices, Inc.	78,972
925	Andrew Corp. *	12,608
19,820	Apple Computer, Inc. *	1,276,408
9,565	Applied Materials, Inc. *	163,562
1,834	Applied Micro Circuits Corp. *	7,721
1,292	Autodesk, Inc.	49,031
3,255	Automatic Data Processing, Inc.	144,359
2,482	Avaya, Inc *	42,690
1,220	BMC Software, Inc. *	22,692
41,326	Broadcom Corp. *	1,334,003
2,845	CIENA Corp. *	9,502
37,212	Cisco Systems, Inc. *	718,192
899	Citrix Systems, Inc. *	22,052
3,264	Computer Associates International, Inc. (a)	101,380
1,049	Computer Sciences Corp. *	59,132
2,155	Compuware Corp. *	13,943
1,157	Comverse Technology, Inc. *	28,289
853	Convergys Corp. *	12,786
7,887	Corning, Inc. *	92,830
56,117	Dell, Inc. *	2,364,770
1,666	Electronic Arts, Inc. * (a)	102,759
2,902	Electronic Data Systems Corp.	67,036
13,598	EMC Corp. *	202,202
4,681	First Data Corp.	199,130
1,092	Fiserv, Inc. *	43,887
672	Fisher Scientific International, Inc. * (a)	41,919
2,288	Freescale Semiconductor, Inc., Class B *	42,008
2,163	Gateway, Inc. *	13,000
17,048	Hewlett-Packard Co.	357,497
35,801	Intel Corp.	837,385
9,398	International Business Machines Corp.	926,455
1,070	Intuit, Inc. *	47,091

1,128	Jabil Circuit, Inc. *	28,854
8,467	JDS Uniphase Corp. *	26,840
46,000	Juniper Networks, Inc. *	1,250,740
1,070	KLA-Tencor Corp. *	49,841
755	Lexmark International Group, Inc., Class A *	64,175
1,722	Linear Technology Corp.	66,745
2,328	LSI Logic Corp. *	12,757
25,375	Lucent Technologies, Inc. * (a)	95,410
45,900	Marvell Technology Group Ltd. *	1,628,073
1,867	Maxim Integrated Products, Inc.	79,142
476	Mercury Interactive Corp. * (a)	21,682
3,471	Micron Technology, Inc. * (a)	42,867
118,299	Microsoft Corp.	3,159,765
1,076	Molex, Inc.	32,280
95,036	Motorola, Inc.	1,634,619
2,054	National Semiconductor Corp.	36,869
22,833	NCR Corp. *	1,580,729
2,011	Network Appliance, Inc. *	66,805
2,279	Novell, Inc. *	15,383
811	Novellus Systems, Inc. * (a)	22,619
962	NVIDIA Corp. *	22,665
186,155	Oracle Corp. *	2,554,047
1,578	Parametric Technology Corp. *	9,294
2,122	Paychex, Inc.	72,318
746	PerkinElmer, Inc.	16,778
1,038	PMC-Sierra, Inc. *	11,678
529	QLogic Corp. *	19,430
34,798	QUALCOMM, Inc.	1,475,435
759	Sabre Holdings Corp.	16,819
3,273	Sanmina-SCI Corp. *	27,722
895	Scientific-Atlanta, Inc.	29,544
2,898	Siebel Systems, Inc. *	30,429
5,140	Solectron Corp. *	27,396
18,861	Sun Microsystems, Inc. *	101,472
1,705	SunGard Data Systems, Inc. *	48,303
58,852	Symantec Corp. *	1,516,028
1,339	Symbol Technologies, Inc.	23,165
467	Tektronix, Inc. (a)	14,108
2,456	Tellabs, Inc. *	21,097
1,060	Teradyne, Inc. *	18,094
9,758	Texas Instruments, Inc. (a)	240,242
983	Thermo Electron Corp. *	29,677
1,998	Unisys Corp. *	20,340
2,442	VERITAS Software Corp. *	69,719
620	Waters Corp. *	29,010
5,406	Xerox Corp. *	91,956
1,975	Xilinx, Inc.	58,559
76,842	Yahoo!, Inc. *	2,895,407
		29,136,583

MATERIALS (1.3%):
1,317	Air Products & Chemicals, Inc.	76,346
4,893	Alcoa, Inc.	153,738
542	Allegheny Technologies, Inc. (a)	11,745
754	Ball Corp.	33,161
610	Bemis Co., Inc.	17,745
5,331	Dow Chemical Co. (The) (a)	263,939
5,608	E.I. Du Pont De Nemours & Co. (a)	275,073
417	Eastman Chemical Co.	24,073

1,434	Ecolab, Inc.	50,376
736	Engelhard Corp.	22,573
1,024	Freeport-McMoRan Copper & Gold, Inc., Class B	39,148
1,494	Georgia-Pacific Corp.	55,995
238	Great Lakes Chemical Corp. (a)	6,781
640	Hercules, Inc. * (a)	9,504
529	International Flavors & Fragrances, Inc.	22,662
2,739	International Paper Co. (a)	115,038
598	Louisiana-Pacific Corp.	15,991
1,238	MeadWestvaco Corp.	41,956
1,548	Monsanto Co. (a)	85,991
2,524	Newmont Mining Corp.	112,091
844	Nucor Corp.	44,175
851	Pactiv Corp. *	21,522
494	Phelps Dodge Corp.	48,866
933	PPG Industries, Inc.	63,593
1,876	Praxair, Inc.	82,825
1,284	Rohm & Haas Co.	56,791
467	Sealed Air Corp. *	24,877
436	Sigma-Aldrich Corp.	26,361
361	Temple-Inland, Inc.	24,692
589	United States Steel Corp.	30,186
578	Vulcan Materials Co.	31,565
1,263	Weyerhaeuser Co.	84,899
		1,974,278
TELECOMMUNICATIONS (1.4%):
1,682	Alltel Corp.	98,834
4,761	AT&T Corp. (a)	90,745
10,402	BellSouth Corp.	289,072
761	CenturyTel, Inc. (a)	26,993
1,698	Citizens Communications Co.	23,415
6,225	Nextel Communications, Inc., Class A *	186,750
10,318	Qwest Communications International, Inc. *	45,812
18,788	SBC Communications, Inc.	484,167
8,282	Sprint FON Group (a)	205,808
15,701	Verizon Communications, Inc. (a)	636,047
		2,087,643

UTILITIES (1.3%):
3,737	AES Corp. (The) *	51,085
739	Allegheny Energy, Inc. *	14,566
1,080	Ameren Corp.	54,151
2,237	American Electric Power Co., Inc.	76,819
2,557	Calpine Corp. *	10,075
1,741	CenterPoint Energy, Inc. (a)	19,673
1,085	Cinergy Corp.	45,169
962	CMS Energy Corp. *	10,053
1,302	Consolidated Edison, Inc. (a)	56,963
1,014	Constellation Energy Group, Inc.	44,322
1,859	Dominion Resources, Inc.	125,929
1,023	DTE Energy Co.	44,122
5,338	Duke Energy Corp. (a)	135,211
2,301	Dynegy, Inc. *	10,631
1,875	Edison International (a)	60,056
3,609	El Paso Corp.	37,534
1,322	Entergy Corp.	89,354
3,750	Exelon Corp.	165,262
1,874	FirstEnergy Corp.	74,042

1,026	FPL Group, Inc.	76,694
858	KeySpan Corp.	33,848
723	Kinder Morgan, Inc.	52,873
294	Nicor, Inc. (a)	10,860
1,454	NiSource, Inc.	33,122
245	Peoples Energy Corp.	10,768
2,351	PG&E Corp. *	78,241
509	Pinnacle West Capital Corp.	22,605
1,080	PPL Corp.	57,542
1,425	Progress Energy, Inc.	64,467
1,311	Public Service Enterprise Group, Inc.	67,870
1,293	Sempra Energy (a)	47,427
4,163	Southern Co.	139,543
1,153	TECO Energy, Inc.	17,687
1,398	TXU Corp. (a)	90,255
3,258	Williams Cos., Inc. (The)	53,073
2,262	Xcel Energy, Inc. (a)	41,168
		2,023,060
TOTAL COMMON STOCKS (Cost $127,283,267)		151,044,522

U.S. GOVERNMENT & AGENCY OBLIGATION (0.1%):

$90,000	U.S. Treasury Bills, 2.14%, 3/24/05 **	89,568

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATION (Cost $89,561)		89,568

REPURCHASE AGREEMENT (1.7%):

2,572,913	Bear Stearns & Co., Inc., 1.83%, Due 1/3/05, Repurchase price $2,573,305, Collateralized by $5,385,000 U.S. Treasury Strips, 0.00%, Due 8/15/19 (Value $2,651,682)	2,572,913

TOTAL REPURCHASE AGREEMENT (Cost $2,572,913)		2,572,913

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (3.6%):

5,587,975	Bear Stearns & Co., Inc., 1.83%, Due 1/3/05, Repurchase price $5,588,827, Collateralized by $11,685,000 U.S. Treasury Strips, 0.00%, Due 8/15/19 (Value $5,753,928)	5,587,975

TOTAL REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (Cost $5,587,975)		$5,587,975

TOTAL INVESTMENTS (Cost $135,533,716) - 103.7%		$159,294,978

Percentages indicated are based on net assets of $153,605,874.

* Denotes non-income producing security.

** Serves as collateral for futures contracts.

(a) All or part of this security has been loaned as of December 31, 2004.

ADR - American Depositary Receipt

Future Contracts

	Number of Contracts	Value
S&P500 Index, expiring March 18, 2005, (notional amount $773,950)	13	$788,905

See Notes to Statements of Investments

RSI Retirement Trust
Value Equity Fund
Statement of Investments	December 31, 2004
(Unaudited)

Shares or Principal Amount	Security Description	Value

COMMON STOCKS (96.5%):
CONSUMER DISCRETIONARY (12.1%):
95,000	Comcast Corp., Class A Special * (a)	$3,119,800
120,000	Ford Motor Co.	1,756,800
12,600	Gannett Co., Inc.	1,029,420
42,000	Lear Corp. (a)	2,562,420
44,000	RadioShack Corp. (a)	1,446,720
90,000	TJX Cos., Inc. (The)	2,261,700
23,000	Wendy’s International, Inc.	902,980
		13,079,840

CONSUMER STAPLES (4.8%):
23,000	Altria Group, Inc.	1,405,300
50,000	Anheuser-Busch Cos., Inc.	2,536,500
18,500	Kimberly-Clark Corp.	1,217,485
		5,159,285

ENERGY (18.6%):
75,000	Apache Corp.	3,792,750
55,500	Baker Hughes, Inc. (a)	2,368,185
74,000	ChevronTexaco Corp. (a)	3,885,740
39,000	Cooper Cameron Corp. * (a)	2,098,590
101,028	Exxon Mobil Corp.	5,178,695
80,000	XTO Energy, Inc.	2,830,400
		20,154,360

FINANCIALS (20.3%):
30,000	Allstate Corp. (The)	1,551,600
20,680	American International Group, Inc.	1,358,056
98,956	Citigroup, Inc. (a)	4,767,701
78,000	J.P. Morgan Chase & Co.	3,042,780
25,600	Lehman Brothers Holdings, Inc.	2,239,488
46,000	Morgan Stanley	2,553,920
63,084	North Fork Bancorp., Inc.	1,819,973
53,400	Wachovia Corp.	2,808,840
31,500	Wells Fargo & Co.	1,957,725
		22,100,083

HEALTH CARE (2.2%):
40,000	Abbott Laboratories (a)	1,866,000
15,000	Baxter International, Inc.	518,100
		2,384,100

INDUSTRIALS (9.6%):
18,500	General Dynamics Corp.	1,935,100
35,500	Ingersoll-Rand Co. Ltd.	2,850,650
37,000	ITT Industries, Inc.	3,124,650
82,000	Waste Management, Inc.	2,455,080
		10,365,480

INFORMATION TECHNOLOGY (5.5%):
60,000	Hewlett-Packard Co.	1,258,200
37,000	International Business Machines Corp.	3,647,460
40,000	Microsoft Corp.	1,068,400
		5,974,060

MATERIALS (10.9%):
95,000	Alcoa, Inc. (a)	2,984,900
40,000	Ball Corp.	1,759,200
60,870	Cemex SA de CV - Sponsored ADR (a)	2,216,885
66,900	Praxair, Inc.	2,953,635
27,400	Weyerhaeuser Co.	1,841,828
		11,756,448

TELECOMMUNICATIONS (7.9%):
50,000	BellSouth Corp.	1,389,500
90,000	SBC Communications, Inc.	2,319,300
63,500	Telefonos de Mexico SA de CV - Sponsored ADR (a)	2,433,320
60,000	Verizon Communications, Inc. (a)	2,430,600
		8,572,720

UTILITIES (4.6%):
40,000	Exelon Corp.	1,762,800
19,800	FPL Group, Inc. (a)	1,480,050
32,500	PPL Corp.	1,731,600
		4,974,450
TOTAL COMMON STOCKS (Cost $84,123,565)		104,520,826

REPURCHASE AGREEMENT (4.6%):

$4,971,900	Bear Stearns & Co., Inc., 1.83%, Due 1/3/05, Repurchase price $4,972,658, Collateralized by $10,390,000 U.S. Treasury Strips, 0.00%, Due 8/15/19 (Value $5,116,244)	4,971,900

TOTAL REPURCHASE AGREEMENT (Cost $4,971,900)		4,971,900

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (5.1%):

5,525,958	Bear Stearns & Co., Inc., 1.83%, Due 1/3/05, Repurchase price $5,526,801, Collateralized by $11,555,000 U.S. Treasury Strips, 0.00%, Due 8/15/19 (Value $5,689,913)	5,525,958

TOTAL REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (Cost $5,525,958)		5,525,958

TOTAL INVESTMENTS (Cost $94,621,423) - 106.2%		$115,018,684

Percentages indicated are based on net assets of $108,315,051.

* Denotes non-income producing security.

(a) All or part of this security has been loaned as of December 31, 2004.

ADR - American Depositary Receipt

See Notes to Statements of Investments

RSI Retirement Trust
Emerging Growth Equity Fund
Statement of Investments	December 31, 2004
(Unaudited)

Shares or Principal Amount	Security Description	Value

COMMON STOCKS (98.7%):
CONSUMER DISCRETIONARY (21.1%):
6,600	Ambassadors Groups, Inc.	$235,026
8,700	American Axle & Manufacturing Holdings, Inc. (a)	266,742
22,600	American Greetings Corp., Class A (a)	572,910
4,850	Arctic Cat, Inc. (a)	128,622
6,900	Arkansas Best Corp.	309,741
7,100	Beazer Homes USA, Inc. (a)	1,038,091
14,300	BJ’s Wholesale Club, Inc. *	416,559
16,000	Blyth, Inc. (a)	472,960
9,000	Cato Corp. (The) (a)	259,380
7,350	CEC Entertainment, Inc. *	293,780
45,800	Charming Shoppes, Inc. * (a)	429,146
7,700	Christopher & Banks Corp. (a)	142,065
3,300	Courier Corp.	171,336
22,050	Crown Holdings, Inc. *	302,967
23,000	Emmis Communications Corp., Class A *	441,370
12,200	Genesco, Inc. *	379,908
5,590	Global Imaging Systems, Inc. * (a)	220,805
15,800	Guess?, Inc. *	198,290
10,000	International Speedway Corp., Class A	528,000
12,600	Jack in the Box, Inc. * (a)	464,562
10,300	John H. Harland Co.	371,830
39,300	Journal Communications, Inc.	710,151
22,600	Journal Register Co. *	436,858
8,700	Lee Enterprises, Inc.	400,896
10,000	Meredith Corp. (a)	542,000
14,000	Modine Manufacturing Co. (a)	472,780
11,400	Movado Group, Inc.	212,610
6,350	Overseas Shipholding Group, Inc. (a)	350,520
1,750	Penn National Gaming, Inc. * (a)	105,963
10,050	Phillips-Van Heusen Corp.	271,350
8,700	Pulitzer, Inc.	564,195
13,400	Rayovac Corp. *	409,504
8,700	Regis Corp.	401,505
4,800	Ritchie Bros. Auctioneers, Inc. (a)	158,688
13,800	Ruby Tuesday, Inc. (a)	359,904
18,500	Ruddick Corp.	401,265
14,500	Snap-on, Inc. (a)	498,220
5,700	Stage Stores, Inc. * (a)	236,664
9,900	Standard Pacific Corp.	634,986
26,600	Steak n Shake Co. (The) *	534,128
		15,346,277

CONSUMER STAPLES (1.4%):
10,500	Kellwood Co.	362,250
14,700	Russell Corp. (a)	286,356
10,815	Tootsie Roll Industries, Inc.	374,523
		1,023,129

ENERGY (8.7%):
2,300	Bill Barrett Corp. * (a)	73,577
11,200	Cal Dive International, Inc. * (a)	456,400
15,900	Callon Petroleum Co. *	229,914
5,400	CARBO Ceramics, Inc. (a)	372,600
18,200	Cimarex Energy Co. *	689,780
23,400	El Paso Electric Co. *	443,196
8,600	FMC Technologies, Inc. * (a)	276,920
4,150	General Maritime Corp. *	165,793
650	Giant Industries, Inc. *	17,232
14,950	Maverick Tube Corp. *	452,985
21,500	Offshore Logistics, Inc. *	698,104
15,300	Oil States International, Inc. *	295,137
5,900	Penn Virginia Resource Partners, L.P.	307,390
20,187	Plains Exploration & Production Co. *	524,862
6,200	Sunoco Logistics Partners LP (a)	266,910
11,050	Swift Energy Co. * (a)	319,787
9,900	Tesoro Petroleum Corp. *	315,414
8,000	Tsakos Energy Navigation Ltd.	286,320
4,900	Universal Compression Holdings, Inc. *	171,059
		6,363,380

FINANCIALS (18.0%):
12,250	Aaron Rents, Inc.	306,250
4,200	ACE Cash Express, Inc. *	124,572
10,000	Arbor Realty Trust, Inc.	245,400
900	Arch Capital Group Ltd. *	34,830
32,000	Assured Guaranty Ltd. (a)	629,439
17,340	Banco Latinoamericano de Exportaciones, S.A. (a)	345,760
11,900	Boston Private Financial Holdings, Inc. (a)	335,223
8,500	Brink’s Co. (The)	335,920
16,300	Cathay General Bancorp (a)	611,249
4,900	CB Richard Ellis Group, Inc., Class A *	164,395
9,000	Cousins Properties, Inc.	272,430
12,800	Direct General Corp.	410,880
8,000	EastGroup Properties, Inc.	306,560
10,800	eFunds Corp. *	259,308
10,600	Ennis, Inc.	204,050
21,600	Equity Inns, Inc.	253,584
7,900	Financial Federal Corp. *	309,680
3,740	First BanCorp. (a)	237,527
12,550	First Financial Bancorp	219,625
1,150	Fremont General Corp.	28,957
6,300	Greater Bay Bancorp (a)	175,644
13,600	Hanmi Financial Corp.	488,784
15,300	HCC Insurance Holdings, Inc. (a)	506,736
5,700	Hilb Rogal & Hobbs Co. (a)	206,568
8,000	Infinity Property & Casualty Corp.	281,600
9,100	ITLA Capital Corp. *	534,989
7,150	MB Financial, Inc.	301,373
4,700	Mid-America Apartment Communities, Inc. (a)	193,734
16,100	Nationwide Health Properties, Inc. (a)	382,375
16,400	Ohio Casualty Corp. *	380,644
4,086	Pacific Capital Bancorp	138,883
11,000	Placer Sierra Bancshares	312,840
4,185	R&G Finanical Corp., Class B	162,713

2,900	Redwood Trust, Inc.	180,061
6,700	RLI Corp.	278,519
4,100	Selective Insurance Group, Inc. (a)	181,384
6,300	Southwest Bankcorp. of Texas, Inc. (a)	146,727
12,300	Sterling Financial Corp. *	482,898
9,100	Texas Regional Bancshares, Inc., Class A	297,388
16,950	Umpqua Holdings Corp. (a)	427,310
5,900	United Bankshares, Inc. (a)	225,085
6,650	United Community Banks, Inc.	179,085
17	W Holding Co., Inc.	398
10,800	W.P. Stewart & Co., Ltd. (a)	255,528
8,900	Wintrust Financial Corp. (a)	506,944
6,030	Zenith National Insurance Corp.	300,535
		13,164,384

HEALTH CARE (11.4%):
4,400	AMERIGROUP Corp. *	332,904
10,500	Apria Healthcare Group, Inc. * (a)	345,975
54,500	Beverly Enterprises, Inc. *	498,675
9,400	Charles River Laboratories International, Inc. *	432,494
12,990	CONMED Corp. * (a)	369,176
3,400	Dade Behring Holdings, Inc. *	190,400
14,600	Enzon Pharmaceuticals, Inc. *	200,312
26,800	First Horizon Pharmaceutical Corp. *	613,452
10,650	Genesis HealthCare Corp. * (a)	373,070
800	Gentiva Health Services, Inc. *	13,376
39,600	Hooper Holmes, Inc.	234,432
4,500	ICU Medical, Inc. * (a)	123,030
3,240	IDEXX Laboratories, Inc. *	176,872
27,550	K-V Pharmaceutical Co., Class A * (a)	607,478
8,700	Kos Pharmaceuticals, Inc. *	327,468
16,600	Priority Healthcare Corp., Class B * (a)	361,382
14,500	QLT, Inc. *	233,160
7,500	Respironics, Inc. *	407,700
11,300	Sierra Health Services, Inc. * (a)	622,742
19,300	STERIS Corp. * (a)	457,796
5,750	Sybron Dental Specialties, Inc. * (a)	203,435
16,690	Techne Corp. *	649,240
16,600	Young Innovations, Inc.	559,918
		8,334,487

INDUSTRIALS (19.2%):
16,100	ABM Industries, Inc.	317,492
11,390	Acuity Brands, Inc.	362,202
10,000	Armor Holdings, Inc. * (a)	470,200
4,150	Briggs & Stratton Corp.	172,557
5,900	Cascade Corp. (a)	235,705
18,000	Central Parking Corp.	272,700
8,700	Chicago Bridge & Iron Co. NV	348,000
5,000	CLARCOR, Inc. (a)	273,850
5,200	Cuno, Inc. * (a)	308,880
12,100	Flowserve Corp. *	333,234
13,050	FMC Corp. *	630,315
12,300	G&K Services, Inc., Class A	534,066
14,300	Griffon Corp. *	386,100
18,450	Heartland Express, Inc. (a)	414,572
17,000	IDEX Corp.	688,500
35,000	Jacuzzi Brands, Inc. *	304,500

16,600	Korn/Ferry International * (a)	344,450
10,000	Landauer, Inc.	457,000
15,500	Landstar System, Inc. * (a)	1,141,419
10,400	Lindsay Manufacturing Co.	269,152
4,500	Magellan Midstream Partners, L.P.	264,015
3,260	MAXIMUS, Inc. *	101,451
3,500	Meritage Corp. * (a)	394,450
19,700	MSC Industrial Direct Co., Inc., Class A	708,806
9,600	NCI Building Systems, Inc. * (a)	360,000
10,200	Orbital Sciences Corp. * (a)	120,666
11,000	Regal-Beloit Corp. (a)	314,600
17,500	Robbins & Myers, Inc. (a)	417,025
9,050	Rofin-Sinar Technologies, Inc. *	384,173
7,600	Rollins, Inc.	200,032
10,600	Stericycle, Inc. * (a)	487,070
6,000	Tennant Co.	237,900
7,200	Terex Corp. * (a)	343,080
12,100	USG Corp. *	487,267
9,200	Waste Connections, Inc. * (a)	315,100
11,300	Watson Wyatt & Co. Holdings	304,535
12,100	WESCO International, Inc. *	358,644
		14,063,708

INFORMATION TECHNOLOGY (9.4%):
10,700	AMX Corp. *	176,229
29,100	Brocade Communications Systems, Inc. *	222,324
7,600	CACI International, Inc., Class A * (a)	517,788
5,600	Daktronics, Inc. * (a)	139,384
1,550	Diodes, Inc. * (a)	35,077
42,900	EarthLink, Inc. *	494,208
9,450	Electronics for Imaging, Inc. *	164,525
3,300	FactSet Research Systems, Inc.	192,852
18,450	Integrated Device Technology, Inc. *	213,282
4,900	j2 Global Communications, Inc. * (a)	169,050
10,700	Keane, Inc. *	157,290
8,900	LoJack Corp. *	107,957
20,800	MEMC Electronic Materials, Inc. *	275,600
20,600	Methode Electronics, Inc., Class A	264,710
14,400	MTS Systems Corp.	486,864
13,400	Paxar Corp. *	297,078
12,500	Photronics, Inc. *	206,250
16,600	Plantronics, Inc.	688,401
10,990	Progress Software Corp. * (a)	256,617
10,450	ProQuest Co. * (a)	310,365
10,400	ScanSource, Inc. * (a)	646,463
4,450	SI International, Inc. *	136,882
11,350	Standard Microsystems Corp. *	202,371
12,300	Varian, Inc. *	504,423
		6,865,990

MATERIALS (8.2%):
7,400	AMCOL International Corp.	148,666
4,500	Cabot Microelectronics Corp. *	180,225
4,900	Eagle Materials, Inc.	423,115
12,200	Kennametal, Inc.	607,194
11,800	Lincoln Electric Holdings, Inc.	407,572
7,100	Littlefuse, Inc. *	242,536
62,700	Northgate Minerals Corp. *	105,963
47,700	OM Group, Inc. *	1,546,434

20,250	Oregon Steel Mills, Inc. *	410,873
9,800	Schnitzer Steel Industries, Inc.	332,514
6,290	Silgan Holdings, Inc.	383,438
22,300	Spartech Corp. (a)	604,107
47,050	Terra Industries, Inc. *	417,804
8,900	Wausau-Mosinee Paper Corp. (a)	158,954
		5,969,395

TELECOMMUNICATIONS (0.7%):
5,400	Commonwealth Telephone Enterprises, Inc. *	268,164
25,550	PTEK Holdings, Inc. *	273,641
		541,805

UTILITIES (0.6%):
7,400	Energen Corp.	436,230

TOTAL COMMON STOCKS (Cost $57,248,073)		72,108,785

REPURCHASE AGREEMENT (1.4%):

$988,637	Bear Stearns & Co., Inc., 1.83%, Due 1/3/05, Repurchase price $988,788, Collateralized by $24,315,000 U.S. Treasury Strips, 0.00%, Due 8/15/19 (Value $11,973,192)	988,637

TOTAL REPURCHASE AGREEMENT (Cost $988,637)		988,637

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (15.9%):

11,631,629	Bear Stearns & Co., Inc., 1.83%, Due 1/3/05, Repurchase price $11,633,403, Collateralized by $2,175,000 U.S. Treasury Strips, 0.00%, Due 8/15/19 (Value $1,071,014)	11,631,629

TOTAL REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (Cost $11,631,629)		11,631,629

TOTAL INVESTMENTS (Cost $69,868,339) - 116.0%		$84,729,051

Percentages indicated are based on net assets of $73,067,933.

* Denotes non-income producing security.

(a)  All or part of this security has been loaned as of December 31, 2004.

See Notes to Statements of Investments

RSI Retirement Trust

International Equity Fund

Statement of Investments	December 31, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

COMMON STOCKS (94.7%):
CONSUMER DISCRETIONARY (10.8%):
1,064	Accor SA	$46,498
6,517	Agora SA *	122,970
2,400	Aisin Seiki Co. Ltd.	60,805
3,419	Autoliv, Inc.	163,658
1,100	AvtoVAZ - GDR *	30,800
4,000	Bridgestone Corp.	79,668
16,220	British Sky Broadcasting Group Plc	174,881
71,000	Clear Media Ltd. *	68,053
23,470	Compass Group Plc	110,877
11,300	Consorcio ARA SA *	33,980
4,000	Daihatsu Motor Co. Ltd.	31,906
8,700	Denso Corp.	233,161
1,218,000	Dogan Yayin Holding AS *	5,516
2,200	Electrolux AB, Series B	50,336
1,700	Exedy Corp.	32,548
49	Fuji Television Network, Inc.	106,205
21,835	Hilton Group Plc	119,176
9,500	Honda Motor Co. Ltd.	492,507
2,808	Inter Cars SA *	34,888
3,400	Ito-Yokado Co. Ltd.	142,739
33,891	John Fairfax Holdings Ltd.	120,651
2,852	Karstadt AG	29,408
14,000	Koito Manufacturing Co. Ltd.	126,161
19,054	Marks & Spencer Group Plc	125,382
42,000	Matsushita Electric Industrial Co. Ltd.	666,751
17,785	Media Capital SGPS SA *	131,508
12,924	Mediaset SpA	163,599
4,000	Modern Times Group, Class B *	108,980
8,089	News Corp., Class B	155,309
18,600	Nissan Motor Co. Ltd.	202,298
3,500	Nobia AB	57,952
10,120	Pearson Plc	122,022
8,309	Promotora de Informaciones SA	176,090
12,964	Prosieben Sat. 1 Media AG	234,286
13,354	Reed Elsevier Plc	123,100
1,531	Renault SA	127,852
1,000	SBS Broadcasting SA *	40,230
36,000	Seiyu Ltd. (The) *	79,785
7,512	Sony Corp.	290,432
1,150	Stockmann Oyj Abp, Class B	33,858
2,285	Swatch Group AG (The), Class B	334,620
15,300	Tokyo Broadcasting System, Inc.	249,610
22,500	Toyota Motor Corp.	916,035
6,322	Vivendi Universal SA *	201,484
4,608	Volkswagen AG	208,503
8,588	William Hill Plc	92,923

9,300	Wimm-Bill-Dann Foods OJSC- ADR * (a)	133,083
15,547	WPP Group Plc	170,906
4,100	Yamaha Motor Co. Ltd.	61,565
		7,625,555
CONSUMER STAPLES (10.0%):
1,045	Adecco SA	52,493
1,523	Adidas - Salomon AG	246,226
6,277	Allied Domecq Plc	61,777
2,343	Altadis SA	107,129
8,444	Burberry Group Plc	64,960
23,919	Cadbury Schweppes Plc	222,555
6,675	CCC SA *	21,177
1,000	Coca-Cola Hellenic Bottling Co. SA - ADR (a)	23,650
4,000	Dai Nippon Printing Co. Ltd.	64,203
36,620	Diageo Plc	521,988
600	Efes Breweries International - GDR *	18,000
22,200	Fomento Economico Mexicano SA	116,634
5,145	Heineken NV	171,232
1,027	Henkel KGaA	84,579
668	Henkel KGaA, Preferred Shares	57,959
6,276	Imperial Tobacco Group Plc	171,815
3,472	InBev	134,443
1,300	ITO EN Ltd.	67,523
4,200	J Sainsbury Plc	21,796
37	Japan Tobacco, Inc.	422,650
2,781	Jeronimo Martins SGPS SA *	36,600
17,000	Kao Corp.	434,854
1,941	Koninklijke Numico NV	69,866
464	L’Oreal SA	35,160
5,721	LVMH Moet Hennessy Louis Vuitton SA	437,390
6,778	Metro AG	372,075
14,283,000	Migros Turk TAS	118,754
1,987	Nestle SA	518,674
2,400	Nissin Food Products Co. Ltd.	60,220
773	Pernod Ricard	118,197
361,000	PT Indofood Sukses Makmur Tbk.	31,148
117	Puma AG	31,891
14,700	Rank Group Plc	74,452
4,987	Reckitt Benckiser Plc	150,591
6,207	Scottish & Newcastle Plc	51,889
105	SGS SA	73,381
18,000	Shiseido Co. Ltd.	260,796
27,553	Southcorp Ltd. *	92,483
88,121	Tesco Plc	543,940
6,000	Toppan Printing Co. Ltd.	66,605
4,000	Uni-Charm Corp.	191,750
6,037	Unilever NV	404,050
38,584	Wumart Stores, Inc., Class H *	62,051
3,848	ZM Duda SA	175,769
		7,065,375
ENERGY (9.6%):
146,957	BP Plc	1,432,213
7,408	Canadian Natural Resources Ltd.	316,489
107,489	Datang International Power Generation Co. Ltd., Class H	80,901
93,840	Dragon Oil Plc *	112,792
4,491	Encana Corp.	256,072
22,878	ENI SpA	571,756

3,896	Gazprom - ADR (a)	138,308
3,400	Lukoil - ADR	416,500
5,320	Norsk Hydro ASA	418,130
1,163	OMV AG	349,807
2,253	Petro-Canada	114,885
4,734	Royal Dutch Petroleum Co.	272,010
10,732	Saipem SpA	128,863
45,715	Shell Transport & Trading Co. Plc	389,400
4,572	Smedvig ASA, Class A	76,652
25,621	Statoil ASA	401,054
2,258	Talisman Energy, Inc.	60,892
1,100	TGS Nopec Geophysical Co. ASA *	28,094
5,453	Total Fina SA, Class B (a)	1,188,925
		6,753,743
FINANCIALS (32.5%):
500	Acom Co. Ltd.	37,442
5,178	Aegon NV	70,464
2,300	Aeon Credit Service Co. Ltd.	171,335
300	Aiful Corp.	33,010
88,107,000	Akbank TAS	546,146
986,000	Alarko Gayrimenkul Yatirim AS *	18,299
1,464	Allianz AG	192,969
1,653	Almancora Comm. VA	141,292
3,574	Almanij NV	365,619
50,173	AMP Ltd.	284,998
8,849	Assicurazioni Generali SpA	299,788
253,000	Ayala Corp.	29,670
61,259	Banca Intesa SpA	294,223
46,478	Banca Intesta SpA	199,268
35,086	Banca Nazionale del Lavoro SpA	104,489
4,517	Banca Popolare di Milano	39,958
36,021	Banco Comercial Portugues SA	92,368
7,825	Bank Austria Creditanstalt	706,007
1,247	Bank BPH	211,272
5,000	Bank of Fukuoka Ltd. (The)	32,951
30,800	Bank of the Philippine Islands	28,731
21,000	Bank of Yokohama Ltd. (The)	132,448
21,081	Bank Pekao SA	966,439
10,876	Bank Zachodni WBK SA	350,466
28,978	Barclays Plc	325,777
5,069	Bayerishe Hypo und Vereinsbank AG *	115,059
67,384	Beni Stabili SpA	68,568
8,189	BNP Paribas SA	592,190
4,257	British Land Co. Plc	73,175
19,536	Capitalia SpA	89,324
53,587	Cassa di Risparmio di Firenze SpA	130,868
5,000	Chiba Bank Ltd.	33,439
42,000	China Merchants Holdings International Co. Ltd.	79,163
7,644	Commerzbank AG *	157,329
7,800	Credit Saison Co. Ltd.	284,052
8,221	Credit Suisse Group	344,796
16,631	Credito Emiliano SpA	164,945
11,464	Danske Bank A/S	350,826
13,001,000	Denizbank AS *	30,112
2,025	Depfa Bank Plc	33,986
4,011	Deutsche Bank AG	355,360
7,432	DNB Holding ASA	73,169
56,490,000	Dogan Sirketler Grubu Holding AS *	119,936

4,806	Erste Bank der Oester Spark AG	256,259
6,105	Fadesa Inmobiliaria SA *	118,033
8,400	ForeningsSparbanken AB	209,260
6,159	Fortis	170,050
574	Gecina SA	56,773
50,616	Grupo Financiero Banorte SA	318,949
5,200	Grupo Financiero Galicia SA - ADR	44,564
73,113,000	Haci Omer Sabanci Holding	284,948
4,200	Hitachi Capital Corp.	86,727
3,841	Hypo Real Estate Holding AG *	159,049
7,000	Joyo Bank Ltd. (The)	34,171
4,737	KBC Bankverzekerings Holding	363,124
44,141,000	Koc Holding AS	288,361
21,407	Komercni Banka AS - GDR	1,038,239
4,073	Lloyds TSB Group Plc	36,960
67,725	Macquarie Airports	166,385
32,170	Macquarie Infrastructure Group	85,579
7,777	Mediobanca SpA	125,669
87	Mitsubishi Tokyo Financial Group, Inc.	883,379
77	Mizuho Financial Group, Inc.	387,913
2,435	Muenchener Rueckver AG	298,292
1,686	National Bank of Greece SA	55,540
21,610	Nedcor Ltd.	296,775
12,896	Nikko Cardial Corp.	68,367
23,808	Nomura Holdings, Inc.	347,270
87,500	Nordea Bank AB	882,455
300	Orix Corp.	40,771
33,388	OTP Bank Rt.	1,027,976
93,447	PKO Bank Polski SA *	863,008
798,000	PT Bank Mandiri	165,676
17,896	Royal Bank of Scotland Group Plc	601,512
1,517	Sberbank RF	744,847
35,500	Skandia Forsakrings AB	176,875
36,000	Skandinaviska Enskilda Banken AB, Class A	696,330
46	Sumitomo Mitsui Financial Group, Inc.	334,586
15,000	Sumitomo Trust & Banking Co. Ltd.	108,518
15,465	Svenska Handelsbanken AB, Class A	402,722
1,530	Takefuji Corp.	103,519
10,874	Telesystem International Wireless, Inc. * (a)	121,680
19,532,000	Turk Dis Ticaret Bankasi AS	36,829
200,915,000	Turkiye Garanti Bankasi AS *	635,381
98,850,000	Turkiye Is Bankasi, Class C	546,695
1,765	UBS AG	147,664
485	Unibail	76,200
24,465	UniCredito Italiano SpA	140,407
8,269	Urbi Desarrollos Urbanos SA *	36,147
28,887,000	Yapi Ve Kredi Banksi AS *	90,924
		22,933,084
HEALTH CARE (6.5%):
1,030	Egis Rt.	62,058
1,188	Fresenius Medical Care AG	95,340
2,500	Fujisawa Pharmaceutical Co. Ltd.	68,465
569	Gedeon Richter Rt.	71,397
8,400	Getinge AB, Class B	104,630
30,093	GlaxoSmithKline Plc	705,489
2,000	GN Store Nord A/S	21,527
18,643	Novartis AG	937,302

1,129	Rhoen-Klinikum AG	69,313
6,054	Roche Holding AG (a)	695,331
11,927	Sanofi-Aventis SA	951,506
3,597	Schering AG	268,317
21,217	Smith & Nephew Plc	216,953
3,000	Takeda Pharmaceutical Co. Ltd.	151,135
2,500	Terumo Corp.	67,366
1,665	Yamanouchi Pharmaceutical Co. Ltd.	64,861
		4,550,990
INDUSTRIALS (7.8%):
42,680	Alstom	32,428
11,278	Amcor Ltd.	64,857
7,000	Asahi Glass Co. Ltd.	77,227
22,081	Associated British Ports Holdings Plc	201,218
11,739	Auckland International Airport Ltd.	67,263
3,455	Autoroutes du Sud de la France	173,441
2,948	Autostrada Torino - Milano SpA	75,075
12,889	BAA Plc	144,406
5,767	Bouygues SA	266,031
14,818	Brisa-Auto Estradas de Portugal SA	135,705
6,369	Cintra Concesiones de Infraestructuras SA *	69,821
2,305	Compagnie de Saint-Gobain	138,603
4,606	Deutsche Post AG	105,362
25	East Japan Railway Co.	139,126
1,852	Flughafen Wien AG	139,958
1,435	Forth Ports Plc	37,083
11,475	Fraport AG	488,083
2,500	Fuji Photo Film Co. Ltd.	91,286
1,800	Grupo Aeroportuario SUR - ADR	49,230
1,350	Grupo Ferrovial SA	72,019
915	Kobenhavns Lufthavne A/S	194,130
3,472	Man AG	132,982
900	Nidec Corp.	109,749
22,989	Patrick Corp., Ltd.	118,353
51,105	Peninsular & Oriental Steam Navigation Co. Plc	291,678
5,352	Sias SpA	75,736
5,912	Siemens AG	500,200
57,762	Skanska AB, Class B	693,398
400	SMC Corp.	45,809
543	Societe Des Autoroutes Paris *	32,747
5,000	Sumitomo Heavy Industries, Ltd. *	18,599
3,574	Thales SA	171,269
2,457	TPG NV	66,605
108	Unique Zurich Airport *	13,930
1,667	Vinci SA	223,458
4,260	Wienerberger AG	203,160
		5,460,025
INFORMATION TECHNOLOGY (2.2%):
1,506	Atos Origin SA *	102,103
8,500	Canon, Inc.	458,920
4,600	Casio Computer Co. Ltd.	71,004
929	Freenet.de AG *	24,137
10,000	Hitachi Ltd.	69,319
1,900	Ibiden Co. Ltd.	36,859
7,087	Koninklijke Philips Electronics NV (a)	187,596
800	Kyocera Corp.	61,626
6,104	RBC Information Systems *	16,298

3,000	Ricoh Co. Ltd.	57,906
630	Samsung Electronics Co. Ltd.	274,270
10,280	Sanyo Electric Co. Ltd.	35,530
1,500	Secom Co. Ltd.	60,044
2,527	Sharp Corp.	41,276
900	TDK Corp.	66,693
		1,563,581
MATERIALS (3.2%):
4,634	BASF AG	332,720
26,956	Bema Gold Corp. *	82,468
8,624	BHP Billiton Ltd.	103,507
2,939	Celtic Resources Holdings Plc *	22,928
642	Centerra Gold, Inc. *	11,908
2,882	Cia Vale Do Rio Doce - ADR (a)	83,607
2,390,000	Cimsa Cimento Sanayi ve Ticaret	8,303
20,250	Eldorado Gold Corp. *	59,926
9,445	Highland Gold Mining Ltd.	34,065
25,700	IOI Corp. Berhad	64,250
3,834	Ivanhoe Mines Ltd. *	27,646
4,900	Jsc Mmc Norilsk Nickel - ADR	271,950
17,700	Kuala Lumpur Kepong Berhad	32,139
334	L’Air Liquide SA	61,629
33,794	Lihir Gold Ltd. *	30,671
28,252	Newcrest Mining Ltd.	385,727
1,400	Nitto Denko Corp.	76,817
9,694	Peter Hambro Mining Plc *	94,616
4,000	Shin-Etsu Chemical Co. Ltd.	164,023
104,000	Texwinca Holdings Ltd.	98,346
6,200	UPM - Kymmene Oyj	137,619
37,500	Weiqiao Textile Co. Ltd., Class H	59,102
		2,243,967
TELECOMMUNICATIONS (8.3%):
32,668	Alcatel *	507,493
2,621	Belgacom SA *	113,083
4,900	Cantv - ADR	109,711
9,931	Cesky Telecom AS- GDR	163,862
14,938	Deutsche Telecom AG *	337,248
24,000	Ericsson LM, Class B *	76,587
8,037	France Telecom SA	265,628
1,540	Globe Telecom, Inc.	26,132
23,346	Havas SA (a)	133,035
13,100	Hellenic Telecomunications SA - ADR	115,280
2,769	JC Decaux SA *	80,698
70,744	Matav Rt.	338,254
2,500	Millicom International Cellular SA *	56,825
16	Nippon Telegraph & Telephone Corp.	71,857
18,356	Nokia Oyj, Class A	289,392
80	NTT DoCoMo, Inc.	147,621
2,910	Philippine Long Distance Telephone Co. *	70,320
3,939	Portugal Telecom SGPS SA	48,633
378,000	PT Telekomunikasi Indonesia Tbk.	196,705
2,087	Publicis Groupe	67,533
8,241	Societe Television Francaise	267,786
29,560	Telecom Italia SpA (a)	120,719
10,156	Telekom Austria AG	192,221
56,570	Telekomunikacja Polska SA	372,097
7,600	Telenor ASA (a)	68,875

6,000	TeliaSonera AB	35,945
5,898	Turkcell Iletisim Hizmetleri AS - ADR	106,754
3,253	TVN SA *	42,362
513,517	Vodafone Group Plc	1,391,545
		5,814,201
UTILITIES (3.8%):
10,037	E.On AG	914,843
30,261	Electricidade de Portugal SA	91,557
4,523	Endesa SA	106,102
32,312	Enel SpA	316,961
6,800	Fortum Oyj	125,658
1,148	Gas Natural SDG SA	35,450
12,623	National Grid Transco Plc	120,116
5,718	RWE AG	314,973
4,257	Scottish & Southern Energy Plc	71,256
9,455	Suez SA	251,689
29,983	Terna SpA	85,834
6,305	Veolia Environnement	227,803
		2,662,242
TOTAL COMMON STOCKS (Cost $55,058,147)		66,672,763

GOVERNMENT BONDS (1.3%):

$42,520,000	Hungary Government Bond, Series 08/C, 6.25%, 6/12/08	222,407

24,240,000	Hungary Government Bond, Series 09/C, 7.00%, 6/24/09	129,703

24,680,000	Hungary Government Bond, Series 13/D, 6.75%, 2/12/13	132,251

52,350,000	Hungary Government Bond, Series 14/C, 5.50%, 2/12/14	257,395

156,000	Republic of Venezuela, 9.25%, 9/15/27	164,767

TOTAL GOVERNMENT BONDS (Cost $762,610)		906,523

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (3.2%):

2,286,559	Bear Stearns & Co., Inc., 1.83%, Due 1/3/05, Repurchase price $2,286,908, Collateralized by $4,780,000 U.S. Treasury Strips, 0.00%, Due 8/15/19 (Value $2,353,768)	2,286,559

TOTAL REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (Cost $2,286,559)		2,286,559

Total Investments (Cost $58,107,316) - 99.2%		$69,865,845

Percentages indicated are based on net assets of $70,398,023.

* Denotes non-income producing security.

(a) All or part of this security has been loaned as of December 31, 2004.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Geographical Diversification	December 31, 2004

Country	Percent of Net Assets
Japan	15.3%
United Kingdom	13.0
France	9.7
Germany	8.7
Sweden	5.1
Italy	4.5
Poland	4.5
Switzerland	4.4
Turkey	4.0
United States	3.4
Hungary	3.3
Austria	2.6
Russia	2.5
Australia	2.1
Belgium	1.8
Netherlands	1.8
Czech Republic	1.7
Canada	1.5
Norway	1.5
Spain	1.0
Denmark	0.8
Finland	0.8
Mexico	0.8
Portugal	0.8
Indonesia	0.6
China	0.4
South Africa	0.4
South Korea	0.4
Venezuela	0.4
Greece	0.3
Hong Kong	0.2
Ireland	0.2
Philippines	0.2
Argentina	0.1
Brazil	0.1
Luxembourg	0.1
Malaysia	0.1
New Zealand	0.1
Total Investments	99.2%

See Notes to Statements of Investments

RSI Retirement Trust

Actively Managed Bond Fund

Statement of Investments	December 31, 2004

(Unaudited)

Principal Amount	Security Description	Value

COMMERCIAL PAPER (3.1%):
$4,000,000	Madison Gas & Electric Co., 2.28%, 1/25/05	$3,993,667

TOTAL COMMERCIAL PAPER (Cost $3,993,920)		3,993,667

CORPORATE BONDS (9.3%):
600,000	ChevronTexaco Corp., 7.09%, 2/1/07	644,369
500,000	Citigroup, Inc., 6.50%, 1/18/11	558,328
100,000	Financing Corp., 9.40%, 2/8/18	143,278
2,201,000	JP Morgan & Co., Inc., Medium Term Note, 0.00%, 4/24/27 (a)	423,860
4,300,000	Merrill Lynch & Co., Inc., Medium Term Note, 0.00%, 2/25/27	783,417
1,000,000	Morgan Stanley Dean Witter, 5.30%, 3/1/13 (a)	1,029,726
1,000,000	Pitney Bowes, Inc., 4.75%, 5/15/18 (a)	970,103
1,000,000	PMI Group, Inc., 6.75%, 11/15/06	1,054,728
1,000,000	Public Service Electric & Gas, 9.13%, 7/1/05	1,029,979
525,000	Public Service Electric & Gas, 6.38%, 5/1/08	563,275
3,000,000	Transamerica Financial Corp., 0.00%, 9/1/12	1,954,647
1,000,000	US Bank N.A., 6.38%, 8/1/11	1,110,553
1,500,000	US Bank N.A., 6.30%, 2/4/14	1,663,374
TOTAL CORPORATE BONDS (Cost $11,266,047)		11,929,637

MORTGAGE-BACKED SECURITIES (10.3%):
1,359,338	ABN AMRO Mortgage Corp., Remic 03-7 A2, 5.00%, 7/25/18	1,376,381
1,000,000	Bank of America Mortgage Securities, Inc, Remic 04-3 1A24, 5.50%, 4/25/34	1,004,871
1,000,000	Bank of America Mortgage Securities, Inc., Remic 02-9 1A16, 6.25%, 10/25/32	1,005,126
1,000,000	Countrywide Home Loans, Inc., Remic 04-J7 2A2, 4.50%, 8/25/19	932,372
1,664,758	Countrywide Home Loans, Inc., Remic 01-24 1A3, 8.50%, 1/25/32	1,660,999
424,187	First Nationwide Trust, Remic 99-3 2PA3, 6.50%, 5/19/29	426,379
3,500,000	GSR Mortgage Loan Trust, Remic 04-6F 3A3, 6.50%, 5/25/34	3,672,268
1,667,160	Residential Asset Securitization Trust, Remic 00-A7 B1, 8.00%, 11/25/30	1,663,764
1,000,000	Washington Mutual MSC Mortgage Pass-Through Certificates, Remic 03-MS2 4A6, 5.75%, 2/25/33	1,016,774
525,792	Wells Fargo Mortgage Backed Securities Trust, Remic 04-1 A37, 5.50%, 2/25/34	509,857
TOTAL MORTGAGE-BACKED SECURITIES (Cost $13,455,048)		13,268,791

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS (71.7%):
1,150,000	Federal Home Loan Bank, 4.00%, 2/27/14	1,150,932
1,000,000	Federal Home Loan Bank, 5.50%, 7/22/14	1,007,790
1,000,000	Federal Home Loan Bank, 4.00%, 12/15/14	998,357
500,000	Federal Home Loan Bank, 8.00%, 3/10/15	504,810
400,000	Federal Home Loan Bank, 6.70%, 4/4/17	403,604
40,137	Federal Home Loan Mortgage Corp., Pool #730299, 9.00%, 8/1/06	41,326
533,386	Federal Home Loan Mortgage Corp., Remic 1515S, 16.86%, 5/15/08, *	640,826
779,435	Federal Home Loan Mortgage Corp., Remic 2052PL, 6.00%, 4/15/13	807,645
1,125,000	Federal Home Loan Mortgage Corp., Medium Term Note, 5.25%, 3/18/15	1,125,073
1,160,000	Federal Home Loan Mortgage Corp., Medium Term Note, 5.00%, 2/28/17	1,163,193
1,000,000	Federal Home Loan Mortgage Corp., Medium Term Note, 3.25%, 12/15/17	998,946
700,000	Federal Home Loan Mortgage Corp., Medium Term Note, 5.00%, 9/21/18	699,475
3,030,000	Federal Home Loan Mortgage Corp., Medium Term Note, 0.00%, 3/18/19	1,288,262
25,525	Federal Home Loan Mortgage Corp., Remic 12A, 9.25%, 11/15/19	25,561
63,312	Federal Home Loan Mortgage Corp., Remic 21Z, 9.50%, 1/15/20	63,319
11,317	Federal Home Loan Mortgage Corp., Remic 1316Z, 8.00%, 6/15/22	11,650
707,375	Federal Home Loan Mortgage Corp., Remic 1316ZA, 8.00%, 6/15/22	728,185
775,000	Federal Home Loan Mortgage Corp., Remic 2662DG, 5.00%, 10/15/22	771,806
2,000,000	Federal Home Loan Mortgage Corp., Remic 2707VD, 6.00%, 6/15/23	2,033,468
848,742	Federal Home Loan Mortgage Corp., Series 1628LZ, 6.50%, 12/15/23	904,535
1,000,000	Federal Home Loan Mortgage Corp., Medium Term Note, 6.50%, 6/14/24	1,028,624
122,538	Federal Home Loan Mortgage Corp., Remic 1814D, 6.50%, 2/15/26	124,091
22,868	Federal Home Loan Mortgage Corp., Remic 2092DL, 8.50%, 9/15/27	22,879
2,932,000	Federal Home Loan Mortgage Corp., Remic 2115BJ, 6.00%, 3/15/28	3,029,211
754,224	Federal Home Loan Mortgage Corp., Remic 2059Z, 5.95%, 5/15/28	777,546
1,126,551	Federal Home Loan Mortgage Corp., Series 2060Z, 6.50%, 5/15/28	1,174,176
313,507	Federal Home Loan Mortgage Corp., Remic 2054L, 6.50%, 5/15/28	326,003
832,230	Federal Home Loan Mortgage Corp., Remic 2057PE, 6.75%, 5/15/28	867,230
680,935	Federal Home Loan Mortgage Corp., Remic 2054PV, 7.50%, 5/15/28	718,829

298,567	Federal Home Loan Mortgage Corp., Remic 2064TE, 7.00%, 6/15/28	313,141
149,365	Federal Home Loan Mortgage Corp., Remic 2126CB, 6.25%, 2/15/29	156,999
1,000,000	Federal Home Loan Mortgage Corp., Remic 2132PE, 6.00%, 3/15/29	1,046,447
198,199	Federal Home Loan Mortgage Corp., Remic 2205YB, 6.00%, 5/15/29	203,160
1,000,000	Federal Home Loan Mortgage Corp., Remic 2162PH, 6.00%, 6/15/29	1,045,697
707,881	Federal Home Loan Mortgage Corp., Remic 2303CJ, 6.00%, 8/15/29	720,977
1,332,000	Federal Home Loan Mortgage Corp., Remic 2306PL, 6.00%, 4/15/31	1,388,519
1,152,134	Federal Home Loan Mortgage Corp., Remic 2333KA, 6.50%, 7/15/31	1,200,049
1,035,529	Federal Home Loan Mortgage Corp., Remic 2794AZ, 6.00%, 10/15/31	1,001,710
550,724	Federal Home Loan Mortgage Corp., Remic 2382DZ, 5.50%, 11/15/31	566,395
3,129,056	Federal Home Loan Mortgage Corp., Remic 2492Z, 5.50%, 8/15/32	3,213,911
1,947,035	Federal Home Loan Mortgage Corp., Remic 2575QE, 6.00%, 2/15/33	2,037,315
1,000,000	Federal Home Loan Mortgage Corp., Remic 2728DC, 6.00%, 1/15/34	1,054,062
1,217,627	Federal Home Loan Mortgage Corp., Remic 2778ZT, 6.00%, 4/15/34	1,266,136
82,515	Federal National Mortgage Assoc., Pool #15569, 8.25%, 5/1/10	86,321
2,000,000	Federal National Mortgage Assoc., 6.25%, 3/22/12	2,015,372
1,100,000	Federal National Mortgage Assoc., 6.80%, 8/27/12	1,181,120
1,000,000	Federal National Mortgage Assoc., 4.00%, 10/12/16	994,688
3,000,000	Federal National Mortgage Assoc., 6.58%, 2/1/17	3,007,974
700,000	Federal National Mortgage Assoc., Remic 02-11 QG, 5.50%, 3/25/17	730,216
500,000	Federal National Mortgage Assoc., 6.00%, 8/20/18	500,220
1,000,000	Federal National Mortgage Assoc., 5.25%, 1/30/19	997,042
1,000,000	Federal National Mortgage Assoc., 6.00%, 5/24/19	1,005,958
24,596	Federal National Mortgage Assoc., Remic 91-169M, 8.40%, 12/25/21	26,591
1,765,597	Federal National Mortgage Assoc., Remic 92-55DZ, 8.00%, 4/25/22	1,846,439
190,091	Federal National Mortgage Assoc., Remic 92-161H, 7.50%, 9/25/22	202,970
135,696	Federal National Mortgage Assoc., Remic 93-124M, 0.00%, 10/25/22	119,427
322,840	Federal National Mortgage Assoc., Remic G92-57Z, 7.80%, 10/25/22	349,730
465,288	Federal National Mortgage Assoc., Remic 97-61ZC, 7.00%, 2/25/23	493,129

356,824	Federal National Mortgage Assoc., Remic G93-10J, 5.00%, 3/25/23	360,434
301,061	Federal National Mortgage Assoc., Remic G93-15H, 7.25%, 4/25/23	317,882
695,317	Federal National Mortgage Assoc., Remic 93-100K, 0.00%, 6/25/23	641,250
1,166,947	Federal National Mortgage Assoc., Remic 93-112ZB, 7.00%, 7/25/23	1,267,675
2,502,810	Federal National Mortgage Assoc., Remic 93-223ZA, 6.50%, 12/25/23	2,627,681
211,718	Federal National Mortgage Assoc., Remic 93-250DZ, 7.00%, 12/25/23	233,127
452,000	Federal National Mortgage Assoc., Remic 94-65LL, 7.38%, 4/25/24	480,323
473,660	Federal National Mortgage Assoc., Remic 94-61E, 7.50%, 4/25/24	510,638
385,000	Federal National Mortgage Assoc., Remic G96-1PK, 7.50%, 6/17/26	420,442
26,732	Federal National Mortgage Assoc., Remic 97-49B, 10.00%, 6/17/27	29,439
1,149,837	Federal National Mortgage Assoc., Remic 98-11Z, 6.00%, 3/18/28	1,204,022
211,693	Federal National Mortgage Assoc., Remic 99-51PG, 6.00%, 4/25/28	211,493
1,086,489	Federal National Mortgage Assoc., Remic 98-59Z, 6.50%, 10/25/28	1,125,881
836,341	Federal National Mortgage Assoc., Remic 98-62DC, 9.00%, 11/25/28	919,354
1,444,268	Federal National Mortgage Assoc., Remic 00-2ZE, 7.50%, 2/25/30	1,547,237
106,598	Federal National Mortgage Assoc., Remic 01-45TE, 6.50%, 6/25/30	107,406
1,017,426	Federal National Mortgage Assoc., Remic 00-23PO, 0.00%, 7/25/30	939,644
2,000,000	Federal National Mortgage Assoc., Remic 02-48GF, 6.50%, 10/25/31	2,072,488
1,035,529	Federal National Mortgage Assoc., Remic 04-45ZL, 6.00%, 10/25/32	1,075,742
19	Government National Mortgage Assoc., Pool #10855, 8.00%, 7/15/06	20
1,000,000	Government National Mortgage Assoc., Remic 04-5VB, 6.00%, 5/20/23	1,037,331
95,681	Government National Mortgage Assoc., Pool #1977, 9.50%, 3/20/25	107,454
658,969	Government National Mortgage Assoc., Remic 98-26K, 7.50%, 9/17/25	700,121
580,924	Government National Mortgage Assoc., Remic 98-22K, 7.00%, 2/20/26	611,131
233,361	Government National Mortgage Assoc., Remic 97-8PE, 7.50%, 5/16/27	244,549
567,458	Government National Mortgage Assoc., Remic 97-11D, 7.50%, 7/20/27	595,609
170,225	Government National Mortgage Assoc., Remic 97-18J, 7.00%, 11/20/27	172,919

229,497	Government National Mortgage Assoc., Remic 99-31ZC, 8.00%, 9/16/29	251,306
1,125,000	Government National Mortgage Assoc., Remic 01-4PM, 6.50%, 3/20/31	1,177,357
1,000,000	Government National Mortgage Assoc., Remic 03-6BE, 5.25%, 1/16/32	1,011,301
1,000,000	Government National Mortgage Assoc., Remic 03-83BC, 5.50%, 4/16/33	991,546
2,123,356	Government National Mortgage Assoc., Remic 03-114Z, 6.00%, 12/16/33	2,243,698
3,520,000	U.S. Treasury Bonds, 9.25%, 2/15/16	5,024,662
5,000,000	U.S. Treasury Strips, 0.00%, 2/15/06	4,849,269
6,180,000	U.S. Treasury Strips, 0.00%, 2/15/10	5,117,812

TOTAL UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS (Cost $89,597,182)		92,437,310

REPURCHASE AGREEMENT (5.0%):
6,400,805	Bear Stearns & Co., Inc., 1.83%,
	Due 1/3/05, Repurchase price $6,401,781,
	Collateralized $10,885,000 by U.S. Treasury Strips,
	0.00%, Due 8/15/19 (Value $5,359,992) &
	$2,575,000 by U.S. Treasury Strips,
	0.00%, Due 2/15/20 (Value $1,227,374)	6,400,805
TOTAL REPURCHASE AGREEMENT (Cost $6,400,805)		6,400,805

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (0.2%):

309,765	Bear Stearns & Co., Inc., 1.83%,
	Due 1/3/05, Repurchase price $309,812,
	Collateralized $25,000 by U.S. Treasury Strips,
	0.00%, Due 8/15/19 (Value $12,311) &
	$650,000 by U.S. Treasury Strips,
	0.00%, Due 2/15/20 (Value $309,823)	309,765

TOTAL REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (Cost $309,765)		309,765

TOTAL INVESTMENTS (Cost $125,022,767) - 99.6%		$128,339,975

Percentages indicated are based on net assets of $128,885,106.

* Variable rate security. Rate represents the rate in effect as of December 31, 2004. Maturity reflects final maturity date.

(a) All or part of this security has been loaned as of December 31, 2004.

See Notes to Statements of Investments

RSI Retirement Trust

Intermediate-Term Bond Fund

Statement of Investments	December 31, 2004

(Unaudited)

Principal Amount	Security Description	Value

CORPORATE BONDS (12.5%):
$150,000	American Express Credit Corp., 7.45%, 8/10/05	$153,978
517,000	ChevronTexaco Corp., 7.09%, 2/1/07	555,231
500,000	Citigroup, Inc., 6.50%, 1/18/11	558,328
500,000	Credit Suisse First Boston USA, Inc., 6.50%, 1/15/12	556,491
1,000,000	General Electric Co., 5.00%, 2/1/13	1,025,965
450,000	Morgan Stanley, 6.60%, 4/1/12	501,893
1,005,000	Old Republic International Corp., 7.00%, 6/15/07 (a)	1,078,519
TOTAL CORPORATE BONDS (Cost $4,247,205)		4,430,405

MORTGAGE-BACKED SECURITIES (12.5%):
32,864	DLJ Acceptance Trust, Remic 89-1F,
	11.00%, 8/1/19	36,653
424,187	First Nationwide Trust, Remic 99-3 2PA3,
	6.50%, 5/19/29	426,379
1,200,000	GSR Mortgage Loan Trust, Remic 04-6F 3A3,
	6.50%, 5/25/34	1,259,063
739,000	Residential Asset Mortgage Products, Inc.,
	Remic 02-SL1 AI3,
	7.00%, 6/25/32	746,717
594,565	Residential Asset Securitization Trust,
	Remic 00-A7 B1, 8.00%,
	11/25/30	593,354
477,361	Structured Asset Securities Corp.,
	Remic 03-21 1A3, 5.50%, 7/25/33	477,463
216,143	Structured Asset Securities Corp.,
	Remic 03-33H 1A1, 5.50%, 10/25/33	217,692
43,246	Vendee Mortgage Trust, Remic 99-3 D,
	6.50%, 6/15/25	43,696
593,094	Washington Mutual, Remic 02-S4 A4,
	6.50%, 10/19/29	609,510
TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,486,478)		4,410,527

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS (71.0%):
500,000	Federal Farm Credit Bank, 6.00%, 6/14/12	506,352
400,000	Federal Home Loan Bank, 3.00%, 8/20/08	400,194
220,000	Federal Home Loan Bank, 7.72%, 2/9/10	221,091
350,000	Federal Home Loan Bank, 8.10%, 5/25/10	357,261
563,000	Federal Home Loan Bank, 7.42%, 8/10/10	578,615
250,000	Federal Home Loan Bank, 7.24%, 10/19/10	258,747
150,000	Federal Home Loan Bank, 4.00%, 10/24/11	150,002
330,000	Federal Home Loan Bank, 3.00%, 11/18/11	327,814

614,286	Federal Home Loan Bank, Series XT-12,
	5.00%, 11/26/12	614,319
576,990	Federal Home Loan Mortgage Corp.,
	Remic 1587Z, 6.50%, 10/15/08	602,784
57,657	Federal Home Loan Mortgage Corp.,
	Gold Pool #M80719, 6.50%, 11/1/08	58,947
276,760	Federal Home Loan Mortgage Corp.,
	Pool #189332, 8.00%, 9/1/09	284,459
467,661	Federal Home Loan Mortgage Corp.,
	Remic 2052PL, 6.00%, 4/15/13	484,587
1,000,000	Federal Home Loan Mortgage Corp.,
	Medium Term Note, 4.05%, 2/24/14	1,001,545
43,155	Federal Home Loan Mortgage Corp.,
	Remic 34D, 9.00%, 3/15/20	43,152
211,309	Federal Home Loan Mortgage Corp.,
	Gold Pool #C90492, 6.00%, 11/1/21	219,796
104,692	Federal Home Loan Mortgage Corp.,
	Remic 1316Z, 8.00%, 6/15/22	107,772
152,578	Federal Home Loan Mortgage Corp.,
	Remic 1311K, 7.00%, 7/15/22	154,075
388,254	Federal Home Loan Mortgage Corp.,
	Remic 1620Z, 6.00%, 11/15/23	403,084
129,225	Federal Home Loan Mortgage Corp.,
	Remic 1695EA, 7.00%, 12/15/23	131,580
51,763	Federal Home Loan Mortgage Corp.,
	Remic 1753D, 8.50%, 9/15/24	55,491
6,861	Federal Home Loan Mortgage Corp.,
	Remic 2092DL, 8.50%, 9/15/27	6,864
500,000	Federal Home Loan Mortgage Corp.,
	Remic 2036-PG, 6.50%, 1/15/28	525,814
656,025	Federal Home Loan Mortgage Corp.,
	Remic 2053Z, 6.05%, 4/15/28	683,294
650,193	Federal Home Loan Mortgage Corp.,
	Remic 2059Z, 5.95%, 5/15/28	670,298
727,898	Federal Home Loan Mortgage Corp.,
	Remic 2057PE, 6.75%, 5/15/28	758,510
366,657	Federal Home Loan Mortgage Corp.,
	Remic 2054PV, 7.50%, 5/15/28	387,062
298,567	Federal Home Loan Mortgage Corp.,
	Remic 2064TE, 7.00%, 6/15/28	313,141
247,358	Federal Home Loan Mortgage Corp.,
	Remic 2108CB, 6.25%, 12/15/28	259,798
793,000	Federal Home Loan Mortgage Corp.,
	Remic 2132PE, 6.00%, 3/15/29	829,833
150,929	Federal Home Loan Mortgage Corp.,
	Remic 2317VG, 6.50%, 4/15/31	153,462
1,000,000	Federal Home Loan Mortgage Corp.,
	Remic 2728DC, 6.00%, 1/15/34	1,054,061
194,209	Federal National Mortgage Assoc.,
	Remic 94-32Z, 6.50%, 3/25/09	199,755
500,000	Federal National Mortgage Assoc.,
	3.50%, 12/1/09	500,239
47,332	Federal National Mortgage Assoc.,
	Remic 01-15VA, 6.00%, 6/25/10	47,245
500,000	Federal National Mortgage Assoc.,
	5.25%, 1/28/13	500,725
1,000,000	Federal National Mortgage Assoc.,
	5.13%, 2/27/13	1,002,186

1,250,000	Federal National Mortgage Assoc.,
	5.00%, 4/4/13	1,250,974
941,681	Federal National Mortgage Assoc.,
	Remic 93-65ZZ, 7.00%, 6/25/13	995,454
148,484	Federal National Mortgage Assoc.,
	Pool #50848, 6.50%, 1/1/14	156,755
350,000	Federal National Mortgage Assoc.,
	4.00%, 9/15/14	349,766
500,000	Federal National Mortgage Assoc.,
	4.00%, 12/30/14	498,701
238,987	Federal National Mortgage Assoc.,
	Remic 01-53HC, 6.00%, 9/25/16	247,238
415,000	Federal National Mortgage Assoc.,
	Remic 02-2UC, 6.00%, 2/25/17	431,409
2,632	Federal National Mortgage Assoc.,
	Remic 29-1, 0.00%, 3/1/18	2,386
43,075	Federal National Mortgage Assoc.,
	Remic 03-22LQ, 4.50%, 4/25/18	41,097
35,601	Federal National Mortgage Assoc.,
	Remic 89-62G, 8.60%, 10/25/19	38,706
544,210	Federal National Mortgage Assoc.,
	Remic 91-113ZE, 7.50%, 9/25/21	581,242
129,607	Federal National Mortgage Assoc.,
	Remic G-41PT, 7.50%, 10/25/21	136,343
380,693	Federal National Mortgage Assoc.,
	Remic G92-15Z, 7.00%, 1/25/22	396,523
120,194	Federal National Mortgage Assoc.,
	Remic 93-112ZA, 7.00%, 4/25/22	121,878
72,812	Federal National Mortgage Assoc.,
	Remic 93-4LA, 8.00%, 1/25/23	78,379
225,003	Federal National Mortgage Assoc.,
	Remic 94-76KB, 0.00%, 4/25/24	158,666
157,598	Federal National Mortgage Assoc.,
	Pool # 303437, 9.00%, 6/1/25	175,488
625,088	Federal National Mortgage Assoc.,
	Remic 99-32B, 6.00%, 7/25/29	642,690
955,000	Federal National Mortgage Assoc.,
	Remic 01-53OP, 6.00%, 10/25/31	987,139
338,000	Federal National Mortgage Assoc.,
	Remic 03-47PD, 5.50%, 9/25/32	343,222
101,600	Federal National Mortgage Assoc.,
	Remic 02-14A1, 7.00%, 1/25/42	107,144
53	Government National Mortgage
	Assoc., Pool #9335, 8.25%, 4/15/06	54
470,725	Government National Mortgage
	Assoc., Remic 02-34VA, 6.50%, 2/20/13	473,653
28,132	Government National Mortgage
	Assoc., Series II, Pool #2326, 8.50%, 11/20/26	30,681
141,909	Government National Mortgage
	Assoc., Pool #440640, 8.25%, 6/15/27	154,397
42,923	Government National Mortgage
	Assoc., Pool #453323, 8.25%, 9/15/27	46,701
13,279	Government National Mortgage
	Assoc., Pool #427291, 8.25%, 12/15/27	14,448
144,592	Government National Mortgage
	Assoc., Remic 00-14CD, 7.50%, 7/16/29	146,568

256,559	Government National Mortgage
	Assoc., Remic 02-41ZD, 6.00%, 6/16/32	263,396
329,764	Government National Mortgage
	Assoc., Remic 03-115BV, 7.00%, 8/16/32	366,015
1,000,000	Government National Mortgage
	Assoc., Remic 03-83BC, 5.50%, 4/16/33	991,546

TOTAL UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS (Cost $25,137,743)		25,082,613

REPURCHASE AGREEMENT (3.3%):
1,182,695	Bear Stearns & Co., Inc., 1.83%,
	Due 1/3/05, Repurchase price $1,182,875,
	Collateralized by $2,555,000 U.S. Treasury Strips,
	0.00%, Due 2/15/20 (Value $1,217,841)	1,182,695
TOTAL REPURCHASE AGREEMENT (Cost $1,182,695)		1,182,695

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (0.1%):
21,438	Bear Stearns & Co., Inc., 1.83%,
	Due 1/3/05, Repurchase price $21,441,
	Collateralized by $50,000 U.S. Treasury Strips,
	0.00%, Due 2/15/20 (Value $23,833)	21,438

TOTAL REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (Cost $21,438)		21,438

TOTAL INVESTMENTS (Cost $35,075,559) - 99.4%		$35,127,678

Percentages indicated are based on net assets of $35,341,597.

(a) All or part of this security has been loaned as of December 31, 2004.

See Notes to Statements of Investments

NOTES TO STATEMENTS OF INVESTMENTS

(A)                               Securities Valuation:  Except for debt securities with remaining maturities of 60 days or less, investments for which market prices are available are valued as follows:

(1)                                  each listed equity security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current closing price or bid price;

(2)                                  United States government and agency obligations and certain other debt  obligations are valued based upon bid quotations from various market makers for identical or similar obligations;

(3)                                  short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.

Debt securities with remaining maturities of 60 days or less are valued on the basis of amortized cost.  In the absence of an ascertainable market value, investments are valued at their fair value as determined by the officers of the RSI Retirement Trust (“the Trust”) using methods and procedures reviewed and approved by the Trust’s Trustees.

Investments and other assets and liabilities denominated in foreign currencies are translated daily to United States dollars at the prevailing rates of exchange. Purchases and sales of securities, including transaction costs and income receipts are translated into United States dollars at the prevailing exchange rates on the respective transaction dates.

(B)                               Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis.  Realized gain and loss from securities transactions are recorded on a specific cost basis. Dividend income is recognized on the ex-dividend date or when the dividend information is known; interest income, including, where applicable, accretion of discount and amortization of premium on investments and zero coupon bonds, is recognized on an accrual basis.  Paydown gains and losses on mortgage-backed securities are recorded as adjustments to interest income.

Net unrealized appreciation/(depreciation) on securities consisting of gross unrealized appreciation and gross unrealized depreciation at December 31, 2004 for each of the Investment Funds was as follows:

	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation
Core Equity Fund	$23,761,262	$25,531,939	$(1,770,677)
Value Equity Fund	20,397,261	20,724,841	(327,580)
Emerging Growth Equity Fund	14,860,712	15,500,202	(639,490)
International Equity Fund	11,758,529	11,964,899	(206,370)
Actively Managed Bond Fund	3,317,208	4,131,157	(813,949)
Intermediate-Term Bond Fund	52,119	363,731	(311,612)

(C)                               Repurchase Agreements:  The Core Equity Fund, Value Equity Fund, Emerging Growth Equity Fund, International Equity Fund, Actively Managed Bond Fund, and Intermediate-Term Bond Fund (“Investment Funds”) may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Investment Funds’ Manager, subject to the sellers’ agreement to repurchase and the Funds’ agreement to resell such securities at a mutually agreed upon price.  The collateral received in the repurchase agreements is deposited with the Investment Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying collateral falls below the value of the repurchase price plus accrued interest, the Investment Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Investment Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(D)                               Securities Loans: The Investment Funds lend their securities to other market participants and receive compensation in the form of fees or they retain a portion of interest on the investment of any cash received as collateral.  The Investment Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Investment Funds.

Collateral is recognized as an asset and the obligation to return the collateral is recognized as a liability in all cases where cash collateral is received.

The following summarizes the market value of securities that were on loan to brokers and the value of securities and cash held as collateral for these loans as of December 31, 2004. The cash collateral received was invested into repurchase agreements.

	Value of Securities Loaned	Value of Collateral
Core Equity Fund	$5,394,938	$5,587,975
Value Equity Fund	5,384,973	5,525,958
Emerging Growth Equity Fund	11,249,607	11,631,629
International Equity Fund	2,250,533	2,286,559
Actively Managed Bond Fund	300,795	309,765
Intermediate-Term Bond Fund	21,438	21,438

These securities lending arrangements may result in significant credit exposure in the event the counterparty to the transaction was unable to fulfill its contractual obligations. In accordance with industry practice, the securities lending agreements are generally collaterized by cash or securities with a market value in excess of the Investment Funds’ obligation under the contract. The Investment Funds attempt to minimize credit risk associated with these activities by monitoring broker credit exposure and collateral values on a daily basis and requiring additional collateral to be deposited with or returned to the Investment Funds when deemed necessary.

(E)                               Financial Futures Contracts:  The Investment Funds may enter into financial futures contracts which require initial margin deposits of cash or U.S. Government securities equal to approximately 10% of the value of the contract.  During the period the financial futures are open, changes in the value of the contracts are recognized by marking-to-market on a daily basis to reflect the market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are made or received to reflect daily unrealized gains or losses. Each Investment Fund is exposed to market risk as a result of movements in securities, values and interest rates.

Item 2. Controls and Procedures.

(a)          Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RSI Retirement Trust

By (Signature and Title)*	/s/ William Dannecker, President

William Dannecker, President

Date	2/ 24 / 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Dannecker, President

William Dannecker, President

Date	2/ 24 / 2005

By (Signature and Title)*	/s/ William J. Pieper, Treasurer

William J. Pieper, Treasurer

Date	2/ 24 / 2005

* Print the name and title of each signing officer under his or her signature.